Other liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Other liabilities [Abstract]
Cash advance	$ 1,899	$ 0
Investor prepayment	0	500
Deferred rent	15	0
Total other liabilities	1,914	$ 500
Net cash advances	$ 1,900